SHARE-BASED COMPENSATION	12 Months Ended
Sep. 30, 2024
Compensation Related Costs [Abstract]
SHARE-BASED COMPENSATION

NOTE 9         SHARE-BASED COMPENSATION

2021 Equity Incentive Plan

In February 2021, shareholders of the Company approved the 2021 Equity Incentive Plan (the “2021 Plan”), which is administered by the Compensation Committee of the Board of Directors and authorizes 1,291,000 shares of common stock for grants of various types of equity awards to officers, directors, employees and consultants. Upon approval of the 2021 Plan, no additional awards were granted under the 2011 Long Term Incentive Plan (the “2011 Plan”), which expired according to its terms in March 2021. Shares authorized under the 2021 Plan include 1,000,000 new shares and 291,000 shares that remained available under the 2011 Plan. Awards which are forfeited or expire are eligible for regrant under the 2021 Plan. The exercise prices of stock options granted may not be less than the fair market value of the common stock as quoted on the Nasdaq stock market on the grant date and the expiration date of option awards may not exceed 10 years. At September 30, 2024, there were 1,243,000 shares of common stock available for grants under the 2021 Plan.

Stock Options

The fair value of option awards is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions in the following table. The expected term represents the period over which the stock option awards are expected to be outstanding. The Company utilizes the simplified method to develop an estimate of the expected term of “plain vanilla” option grants. The expected volatility used is based on the historical price of the Company’s stock over the most recent period commensurate with the expected term of the award. The risk-free interest rate used is based on the implied yield of U.S. Treasury zero-coupon issues with a remaining term equivalent to the award’s expected term. The Company historically has not paid any dividends on its common stock and had no intention to do so on the date the share-based awards were granted. The Company accounts for forfeitures in the period they occur.

In applying the Black-Scholes option pricing model to options granted, the Company used the following assumptions:

	Fiscal 2024	Fiscal 2023
Expected term (years)	3.00	2.75
Expected volatility	66.4%	69.0%
Risk free interest rate	4.83%	4.31%
Expected dividends	–	–

In Fiscal 2024, the Company granted options to three of its non-employee directors to purchase an aggregate of 33,243 shares of its common stock at an exercise price of $7.60 per share. The options vest one year from the date of grant, expire five years from the date of grant and 11,081 were forfeited prior to vesting. The options have a weighted average grant-date fair value of $3.60 per share and an aggregate grant-date fair value of $120,000, which will be recognized, net of forfeitures, ratably over the vesting period.

In Fiscal 2023, the Company granted options to three of its non-employee directors to purchase an aggregate of 12,474 shares of its common stock at an exercise price of $10.30 per share. The options vested six months from the date of grant and expire five years from the date of grant. The options have a weighted average grant-date fair value of $4.80 per share and an aggregate grant-date fair value of $60,000, which were recognized ratably over the vesting period.

The Company recognized compensation expense for stock option awards of $101,000 and $86,000 during Fiscal 2024 and Fiscal 2023, respectively, which was recorded as a component of general and administrative expenses in its consolidated statements of operations.

No options were exercised during Fiscal 2024 and Fiscal 2023.

At September 30, 2024, there were no material amounts of unrecognized compensation cost related to nonvested stock option awards.

The following table summarizes stock option activity during Fiscal 2024:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Life (Yrs.)	Value
Outstanding at September 30, 2023	92,000	$14.31
Granted	33,000	$7.60
Forfeited	(11,000)	$7.60
Expired	(33,000)	$15.12
Outstanding at September 30, 2024	81,000	$12.15	2.5	$–

Exercisable at September 30, 2024	59,000	$13.86	2.0	$–

Options outstanding at September 30, 2024 have an exercise price between $7.60 and $23.90 per share.